Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt [Abstract]
Schedule of Maturity Analysis of the Long-Term Debt

The following table presents the maturity analysis of the long-term debt as of September 30, 2024:

Years
2024	$70,940
2025	296,044
2026	299,254
2027	135,976
2028	56,385
Total debt	858,599
Less current portion	291,036
Long-term debt	$567,563